CONSOLIDATED STATEMENTS OF FINANCIAL POSITION ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Current assets
Cash and cash equivalents	¥ 126,614	$ 17,346	¥ 436,242
Trade receivables	44,506	6,097	73,144
Contract assets	0	0	77,684
Financial assets at fair value through profit or loss	45	6	70,164
Inventories	0	0	22,458
Prepayments, other receivables and other assets	204,177	27,972	436,377
Other financial assets	9,129	1,251	27,898
Assets classified as held for sale	55,026	7,539	0
Total current assets	439,497	60,211	1,143,967
Non-current assets
Right-of-use assets	4,804	658	14,026
Financial assets at fair value through profit or loss	3,160	433	34,788
Financial assets at fair value through other comprehensive income	195,789	26,823	104,970
Other financial assets	0	0	100,718
Investments accounted for using equity method	411	56	267
Property, plant and equipment	2,601	356	4,378
Intangible assets	2,335	320	13,320
Goodwill	0	0	40,085
Other non-current assets	2,047	281	8,580
Total non-current assets	211,147	28,927	321,132
Total assets	650,644	89,138	1,465,099
Current liabilities
Borrowings	772,978	105,897	72,953
Current lease liabilities	1,254	172	7,154
Trade payables	104,224	14,279	152,066
Income tax payables	796	109	19,170
Convertible bonds	241,524	33,089	272,684
Other payables and accruals	179,051	24,530	293,003
Liabilities relating to assets classified as held for sale	50,586	6,930	0
Total current liabilities	1,350,413	185,006	817,030
Non-current liabilities
Borrowings	51,067	6,996	681,821
Non-current lease liabilities	3,298	452	6,936
Deferred tax liabilities	0	0	2,917
Total non-current liabilities	54,365	7,448	691,674
Total liabilities	1,404,778	192,454	1,508,704
Equity
Share capital	186,678	25,575	165,183
Subscription receivable	(4,696)	(643)	(4,696)
Treasury shares	(6,862)	(940)	0
Warrant outstanding	29,587	4,053	0
Additional paid-in capital	7,389,684	1,012,383	7,196,341
Other reserves	(97,194)	(13,316)	(65,699)
Accumulated losses	(8,251,652)	(1,130,472)	(7,338,168)
Non-controlling interests	321	44	3,434
Total equity	(754,134)	(103,316)	(43,605)
Total equity and liabilities	¥ 650,644	$ 89,138	¥ 1,465,099